Schedule of Fees Paid for Services Provided by Auditors Explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total auditors remuneration	$ 112,500	$ 172,579	$ 81,156
RSM australia partners [member]
IfrsStatementLineItems [Line Items]
Audit and review of the financial statements	80,000	81,000	77,500
Preparation of the tax return	29,550	38,849	3,656
RSM USA [member]
IfrsStatementLineItems [Line Items]
Preparation of the tax return	2,950	52,730
Grassi & co [member]
IfrsStatementLineItems [Line Items]
Audit and review of the financial statements	$ 376,789	$ 138,712	$ 136,364